(13) Fair Value Measurements (Scenario, Previously Reported)	9 Months Ended
Jun. 30, 2013
Scenario, Previously Reported
Notes
(13) Fair Value Measurements

(13)         Fair Value Measurements

For asset and liabilities measured at fair value, the Company uses the following hierarchy of inputs:

•         Level one — Quoted market prices in active markets for identical assets or liabilities;

•         Level two — Inputs other than level one inputs that are either directly or indirectly observable; and;

•         Level three — Unobservable inputs developed using estimates and assumptions, which are developed by the reporting entity and reflect those assumptions that a market participant would use.;

Assets measured at fair value on a non-recurring basis at September 30, 2012 are summarized as follows:

	Level 1	Level 2	Level 3	Total

Fair Value of Goodwill	$ 0	$ 0	$ 375,000	$ 375,000